Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637         Centennial, CO 80122     Fax:  303-220-9902


August 30, 2007

April Sifford
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:   Earth Energy Reserves, Inc.
      Form 10-KSB for the Fiscal Year Ended December 31, 2006
      Filed April 11, 2007
      File No. 000-51489

Dear Ms. Sifford:

Pursuant to your comment letter dated July 25, 2007, please note the following responses.

Form 10-KSB for the Fiscal Year Ended December 31, 2006
-------------------------------------------------------
General
1. We note throughout the filing that you refer to yourself as a development stage company. Please revise to refer to yourself as an exploration stage company since you do not hold any proven or probable reserves.

The disclosure has been revised throughout the filing to refer to Earth Energy as an exploration stage company.

Controls and Procedures
2. We note in the second paragraph under Item 8A. that you state there have not been any significant changes in the internal controls of the Corporation or other factors that could significantly affect internal controls relating to the Corporation since the evaluation date. Please revise to disclose any change in your internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, your internal control over financial reporting. Refer to Item 308(c) of Regulation S-B for additional guidance.

The disclosure has been revised as follows:

During the year ended December 31, 2006, there were no changes in our internal controls over financial reporting (as defined in Rule 13a-15(f) and 15d-15(f) under the Exchange Act) that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting.



Financial Statements
--------------------
Statements of Operations
3. We note that you recorded compensation expense paid in common stock. Please present the compensation expense on your statements of operations using the function of the expense (for example, general and administrative expense). Refer to SAB Topic 14:F for additional guidance.

The disclosure has been revised to use the function of the expense.

302 Certification, Exhibit 31
4. Please conform your certification to that found in Item 601(b)(31) of Regulation S-B.

The certification has been revised for conformance with Item
601(b)(31) of Regulation S-B.

Very truly yours,

/s/Jody M. Walker
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Jody M. Walker